Document and Entity Information	6 Months Ended
Aug. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	ACCOLADE, INC.
Entity Central Index Key	0001481646
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false